Gains and Losses Included In AOCI (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative income taxes, gain or (loss) recognized in AOCI	$ 14,543		$ 12,246	$ 18,476
Total, gain or (loss) recognized in AOCI	(22,491)		(18,853)	(28,693)
Forward foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Forward foreign exchange contracts, gain of (loss) recognized in AOCI	4,637		4,637	4,637
4.25% Yen-denominated Eurobonds due 2016 | Bonds
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(23,070)		(26,285)	(28,525)
Non-derivative hedging instruments-gain or (loss) recognized in other income	2,328	2,606	3,474	(5,033)	2,254
7.75% Euro senior notes due 2018 | Senior notes
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(18,601)		(9,451)	(23,281)
Non-derivative hedging instruments-gain or (loss) recognized in other income	$ 0	$ 0	$ 0	$ 0	$ 0